Share Capital and Share Premium - Common Shares (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USD
As at December 31	$ 13
Issued during the year for share based compensation (note 12)	40	$ 50	$ 30
Issuance of common stock			27,282
Issuance of common stock due to exercise of warrants		600	$ 2,371
Issuance of common stock due to conversion of loan	5,140
As at December 31	$ 21	$ 13
Common Shares issued and fully paid
Number of shares
As at December 31	3,209,327	3,163,030	262,755
Issued during the year for share based compensation (note 12)	17,998	8,797	2,094
Issuance of common stock			2,750,000
Issuance of common stock due to exercise of warrants		37,500	148,181
Issuance of common stock due conversion of loan	1,999,834
As at December 31	5,227,159	3,209,327	3,163,030
USD
As at December 31	$ 13	$ 13	$ 1
Issued during the year for share based compensation (note 12)	0	0	0
Issuance of common stock			11
Issuance of common stock due to exercise of warrants		0	1
Issuance of common stock due to conversion of loan	8
As at December 31	$ 21	$ 13	$ 13